SCHEDULE OF INVESTMENT IN AVAILABLE FOR SALE SECURITIES AT FAIR VALUE (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Cost or Amortized Cost	$ 10,542	$ 9,368
Estimated Fair Value	10,554	9,449
Deposit / (Withdraw)	977
Dividends, Interest and Income	116
Gross Unrealized Gains / (Losses)	12
Fixed Income Investments [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Cost or Amortized Cost	10,459	9,289
Estimated Fair Value	10,471	9,370
Deposit / (Withdraw)	973
Dividends, Interest and Income	116
Gross Unrealized Gains / (Losses)	12
Investment Certificate [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Cost or Amortized Cost	83	79
Estimated Fair Value	83	$ 79
Deposit / (Withdraw)	4
Dividends, Interest and Income
Gross Unrealized Gains / (Losses)